ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE

4. ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of December 31,
	2010	2011
Billed accounts receivable	$26,685	$52,119
Unbilled accounts receivable	77,578	104,763
Less: Allowance for doubtful accounts	(2,320)	(4,219)

Total accounts receivable	$101,943	$152,663

Unbilled accounts receivable represents revenues earned but not yet billable at the respective balance sheet dates according to the contract terms, which are set forth based on the achievement of certain implementation milestones or the completion of the project. Such balances will become billable when the terms are met.

There was $10,833 of billed accounts receivable pledged by the Group for borrowing short term bank loans as of December 31, 2011.

An analysis of the allowance for doubtful accounts is as follows:

	As of December 31,
	2009	2010	2011
Balance at beginning of year	$309	$423	$2,320
Charge to expenses	114	2,515	2,438
Write-offs	—	(688)	(727)
Exchange rate differences	—	70	188

Balance at end of year	$423	$2,320	$4,219